DEBT (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 09, 2020	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Nov. 08, 2020
Debt Instrument [Line Items]
Outstanding balance				$ 40,025
Term loan advance, current				13,500
Loan and Security Agreement
Debt Instrument [Line Items]
Aggregate principal amount		$ 60,000
Floating rate (in percent)	3.70%
Term loan advance	$ 15,000
Outstanding balance			$ 64,026	40,025
Term loan advance, current			$ 15,000	$ 13,500
Loan and Security Agreement | Prime rate
Debt Instrument [Line Items]
Basis spread on floating rate	0.30%	1.25%
Revised Loan and Security Agreement
Debt Instrument [Line Items]
Aggregate principal amount	$ 85,000
Floating rate (in percent)	3.70%
Term loan advance	$ 15,000
Revised Loan and Security Agreement | Prime rate
Debt Instrument [Line Items]
Basis spread on floating rate	0.30%
Revolving line of credit | Loan and Security Agreement
Debt Instrument [Line Items]
Aggregate principal amount	$ 85,000				$ 60,000
Revolving line of credit | Revised Loan and Security Agreement
Debt Instrument [Line Items]
Aggregate principal amount	$ 60,000